SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund

December 31, 2025 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 76.9%
Angola — 1.5%
$590,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	$591,621
296,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	288,441
510,000	Angolan Government International Bond, EMTN, 9.13%, 11/26/49(a)	438,325
680,000	Angolan Government International Bond, EMTN, 9.88%, 10/15/35(a)	673,598
		1,991,985
Argentina — 4.4%
3,268,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	2,259,354
3,240,740	Argentine Republic Government International Bond, 4.13%, 7/9/35	2,410,996
1,196,675	Provincia de Buenos Aires/Government Bonds, EMTN, 6.63%, 9/1/37(a)	916,637
384,000	Provincia de Cordoba, 9.75%, 7/2/32(a)	403,487
		5,990,474
Armenia — 0.9%
1,130,000	Republic of Armenia International Bond, 6.75%, 3/12/35(a)	1,174,696

Bahrain — 0.3%
400,000	Bahrain Government International Bond, 6.63%, 10/6/37(a)	399,563

Benin — 0.2%
295,000	Benin Government International Bond, 8.38%, 1/23/41(a)	310,582

Brazil — 0.7%
210,000	Brazilian Government International Bond, 7.13%, 5/13/54	208,286
685,000	Brazilian Government International Bond, 7.25%, 1/12/56	679,517
		887,803
Bulgaria — 0.4%
590,000	Bulgaria Government International Bond, 5.00%, 3/5/37(a)	586,524

Chile — 1.5%
400,000	Chile Government International Bond, 3.10%, 1/22/61	248,488
700,000	Chile Government International Bond, 4.00%, 1/31/52	553,922
320,000	Chile Government International Bond, 4.95%, 1/5/36	322,521
925,000	Chile Government International Bond, 5.33%, 1/5/54	893,343
		2,018,274
Colombia — 6.6%
5,143,000,000(b)	Bogota Distrito Capital, 13.14%, 11/5/35(c)	1,358,613
1,910,000	Colombia Government International Bond, 3.25%, 4/22/32	1,609,094

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
385,000(d)	Colombia Government International Bond, 4.50%, 11/26/30	$444,103
335,000(d)	Colombia Government International Bond, 5.00%, 9/19/32	377,698
526,000(d)	Colombia Government International Bond, 5.63%, 2/19/36	580,680
410,000(d)	Colombia Government International Bond, 5.75%, 11/26/34	467,411
350,000(d)	Colombia Government International Bond, 6.50%, 11/26/38	398,089
$1,995,000	Colombia Government International Bond, 7.75%, 11/7/36	2,079,836
1,650,000	Colombia Government International Bond, 8.00%, 11/14/35	1,757,638
		9,073,162
Costa Rica — 0.9%
400,000	Costa Rica Government International Bond, 6.55%, 4/3/34(a)	436,098
650,000	Costa Rica Government International Bond, 7.30%, 11/13/54(a)	729,173
		1,165,271
Dominican Republic — 2.2%
480,000	Dominican Republic International Bond, Series REGs, 6.60%, 6/1/36(a)	505,539
765,000	Dominican Republic International Bond, 6.95%, 3/15/37(a)	820,783
585,000	Dominican Republic International Bond, 7.05%, 2/3/31(a)	628,497
63,350,000(e)	Dominican Republic International Bond, 11.25%, 9/15/35(a)	1,113,689
		3,068,508
Ecuador — 2.9%
500,000	Ecuador Government International Bond, 0.00%, 7/31/30(a),(f)	424,091
176,969	Ecuador Government International Bond, 5.00%, 7/31/40(a)	138,272
3,911,871	Ecuador Government International Bond, 6.90%, 7/31/35(a)	3,435,174
		3,997,537
Egypt — 4.1%
78,625,000(g)	Egypt Government International Bond, 0.00%, 5/28/26(c),(f)	1,501,362
200,000	Egypt Government International Bond, EMTN, 7.30%, 9/30/33(a)	205,519
1,667,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	1,545,780
502,000	Egypt Government International Bond, MTN, 8.50%, 1/31/47(a)	492,996
35,700,000(g)	Egypt Treasury Bills, 0.00%, 3/19/26(c),(f)	711,431
27,750,000(g)	Egypt Treasury Bills, Series entm, EMTN, 0.00%, 3/26/26(f)	550,453
250,000	Egyptian Financial Co. for Sovereign Taskeek, Series 3YR, 7.88%, 6/25/28(a)	263,205
395,000	Egyptian Financial Co. for Sovereign Taskeek, 7.95%, 10/7/32(a)	418,388
		5,689,134
El Salvador — 1.1%
824,000	El Salvador Government International Bond, Series RegS, 0.25%, 4/17/30(a)	22,609
510,000	El Salvador Government International Bond, 9.25%, 4/17/30(a)	553,461
790,000	El Salvador Government International Bond, 9.65%, 11/21/54(a)	903,560
		1,479,630
Ghana — 0.8%
50,000	Ghana Government International Bond, 0.00%, 7/3/26(a),(f)	49,077

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$500,000	Ghana Government International Bond, 5.00%, 7/3/29(a)	$491,184
633,000	Ghana Government International Bond, 5.00%, 7/3/35(a)	578,417
		1,118,678
Guatemala — 1.6%
390,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	347,716
298,000	Guatemala Government Bond, 6.05%, 8/6/31(a)	310,884
680,000	Guatemala Government Bond, 6.55%, 2/6/37(a)	725,742
475,000	Guatemala Government Bond, 6.60%, 6/13/36(a)	509,567
308,000	Guatemala Government Bond, 6.88%, 8/15/55(a)	328,832
		2,222,741
India — 0.7%
905,000	Export-Import Bank of India, 5.50%, 1/13/35(a)	942,299

Indonesia — 0.5%
1,035,000	Indonesia Government International Bond, 3.35%, 3/12/71	672,091

Iraq — 0.1%
134,375	Iraq International Bond, 5.80%, 1/15/28(a)	133,810

Ivory Coast — 0.4%
300,000	Ivory Coast Government International Bond, 8.08%, 4/1/36(a)	323,281
210,000	Ivory Coast Government International Bond, 8.25%, 1/30/37(a)	228,322
		551,603
Kazakhstan — 2.1%
439,000	Baiterek National Managing Holding JSC, EMTN, 4.65%, 10/1/30(a)	436,025
600,000	Development Bank of Kazakhstan JSC, 5.25%, 10/23/29(a)	614,314
102,500,000(h)	Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(c)	192,391
175,000,000(h)	Development Bank of Kazakhstan JSC, 13.49%, 5/23/28(c)	321,935
1,225,000	Kazakhstan Government International Bond, 5.50%, 7/1/37(a)	1,259,206
		2,823,871
Kenya — 2.0%
835,000	Republic of Kenya Government International Bond, 7.88%, 10/9/33(a)	834,815
690,000	Republic of Kenya Government International Bond, 8.80%, 10/9/38(a)	697,661
880,000	Republic of Kenya Government International Bond, 9.50%, 3/5/36(a)	934,455
260,000	Republic of Kenya Government International Bond, 9.75%, 2/16/31(a)	284,336
		2,751,267
Lebanon — 1.1%
716,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(i)	165,977

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$1,256,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(i)	$290,945
811,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(a),(i)	187,956
1,028,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(a),(i)	238,221
269,000	Lebanon Government International Bond, Series 15Y, 6.75%, 11/29/27(a),(i)	62,485
2,251,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(i)	524,206
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(a),(i)	1,167
		1,470,957
Mexico — 3.3%
1,809,000	Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30(a)	1,842,309
350,000(d)	Mexico Government International Bond, 4.50%, 3/19/34	409,816
310,000(d)	Mexico Government International Bond, 5.13%, 3/19/38	362,164
842,000	Mexico Government International Bond, 5.38%, 3/22/33	834,162
975,000	Mexico Government International Bond, 6.88%, 5/13/37	1,040,652
		4,489,103
Montenegro — 0.4%
570,000	Montenegro Government International Bond, 7.25%, 3/12/31(a)	607,836

Morocco — 1.6%
1,860,000(d)	Morocco Government International Bond, 4.75%, 4/2/35(a)	2,229,964

Nigeria — 2.9%
850,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	853,472
400,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	405,936
644,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	671,583
370,000	Nigeria Government International Bond, 8.63%, 1/13/36(c)	398,277
360,000	Nigeria Government International Bond, 9.13%, 1/13/46(c)	386,490
1,135,000	Nigeria Government International Bond, 9.63%, 6/9/31(a)	1,288,607
		4,004,365
Oman — 1.2%
1,465,000	Oman Government International Bond, 6.75%, 1/17/48(a)	1,612,026

Pakistan — 1.6%
830,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	826,951

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$1,295,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	$1,288,552
145,000	Pakistan Government International Bond, 7.88%, 3/31/36(a)	142,046
		2,257,549
Panama — 1.6%
1,255,000	Panama Government International Bond, 4.50%, 4/1/56	939,879
1,240,000	Panama Government International Bond, 6.85%, 3/28/54	1,291,388
		2,231,267
Paraguay — 1.6%
860,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	804,290
235,000	Paraguay Government International Bond, 5.85%, 8/21/33(a)	249,108
230,000	Paraguay Government International Bond, 6.00%, 2/9/36(a)	246,471
290,000	Paraguay Government International Bond, 6.65%, 3/4/55(a)	314,893
4,379,000,000(j)	Paraguay Government International Bond, 7.90%, 2/9/31(c)	632,953
		2,247,715
Peru — 0.4%
585,000	Peruvian Government International Bond, 5.88%, 8/8/54	578,386

Philippines — 1.4%
650,000(d)	Philippine Government International Bond, 1.20%, 4/28/33	647,665
835,000	Philippine Government International Bond, 2.95%, 5/5/45	584,446
710,000	Philippine Government International Bond, 5.60%, 5/14/49	714,620
		1,946,731
Poland — 0.8%
600,000	Bank Gospodarstwa Krajowego, EMTN, 5.38%, 5/22/33(a)	617,792
450,000	Republic of Poland Government International Bond, 5.75%, 11/16/32	481,458
		1,099,250
Romania — 4.0%
250,000(d)	Romanian Government International Bond, Series REGs, 5.13%, 9/24/31(a)	300,593
570,000(d)	Romanian Government International Bond, 5.38%, 6/7/33(a)	676,007
1,384,000	Romanian Government International Bond, 5.75%, 3/24/35(a)	1,369,322
890,000(d)	Romanian Government International Bond, 6.13%, 10/7/37(a)	1,050,260
390,000	Romanian Government International Bond, 6.38%, 1/30/34(a)	405,187
615,000(d)	Romanian Government International Bond, 6.50%, 10/7/45(a)	718,884
570,000	Romanian Government International Bond, 6.63%, 5/16/36(a)	594,274
350,000	Romanian Government International Bond, 7.50%, 2/10/37(a)	386,739
		5,501,266
Senegal — 0.2%
530,000	Senegal Government International Bond, 6.25%, 5/23/33(a)	306,204

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
Serbia — 0.7%
$250,000	Serbia International Bond, 6.00%, 6/12/34(a)	$258,142
400,000	Serbia International Bond, 6.25%, 5/26/28(a)	414,052
200,000	Serbia International Bond, 6.50%, 9/26/33(a)	214,516
		886,710
South Africa — 4.8%
18,060,000(k)	Republic of South Africa Government Bond, Series 2037, 8.50%, 1/31/37	1,083,614
915,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	715,911
1,000,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	848,024
1,275,000	Republic of South Africa Government International Bond, 6.13%, 12/11/37(c)	1,256,896
1,290,000	Republic of South Africa Government International Bond, 7.10%, 11/19/36(a)	1,381,394
915,000	Republic of South Africa Government International Bond, 7.25%, 12/11/55(c)	906,203
200,000	Republic of South Africa Government International Bond, 7.30%, 4/20/52	201,536
200,000	Republic of South Africa Government International Bond, 7.95%, 11/19/54(a)	215,029
		6,608,607
Sri Lanka — 1.1%
265,000	Sri Lanka Government International Bond, 3.10%, 1/15/30(a)	251,324
350,000	Sri Lanka Government International Bond, 3.60%, 6/15/35(a)	265,325
240,000	Sri Lanka Government International Bond, 3.60%, 5/15/36(a)	217,489
490,000	Sri Lanka Government International Bond, 3.60%, 2/15/38(a)	445,502
284,700	Sri Lanka Government International Bond, 4.00%, 4/15/28(a)	272,599
		1,452,239
Suriname — 0.7%
400,000	Suriname Government International Bond, 7.70%, 11/6/30(a)	413,264
475,000	Suriname Government International Bond, 8.50%, 11/6/35(a)	513,279
		926,543
Tunisia — 0.6%
690,000(d)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26(a)	810,158

Turkey — 4.4%
480,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(a)	526,884
2,320,000	Turkey Government International Bond, 4.88%, 4/16/43	1,784,652
1,045,000	Turkiye Government International Bond, 6.95%, 9/16/35	1,075,025

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$506,000	Turkiye Government International Bond, Series 7Y, 7.13%, 2/12/32	$535,746
2,040,000	Turkiye Government International Bond, 7.25%, 5/29/32	2,168,534
		6,090,841
Ukraine — 1.3%
998,000	Ukraine Government International Bond, 0.00%, 2/1/34(a)	475,268
1,375,396	Ukraine Government International Bond, 4.50%, 2/1/34(a)	837,002
234,604	Ukraine Government International Bond, 4.50%, 2/1/35(a)	140,123
568,000	Ukraine Government International Bond, 4.50%, 2/1/36(a)	333,512
		1,785,905
United Arab Emirates — 0.3%
599,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	401,131

Uruguay — 1.6%
1,147,599	Uruguay Government International Bond, 4.98%, 4/20/55	1,044,256
1,120,000	Uruguay Government International Bond, 5.44%, 2/14/37	1,164,015
		2,208,271
Uzbekistan — 1.5%
430,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	396,727
257,000	Republic of Uzbekistan International Bond, 6.90%, 2/28/32(a)	275,894
760,000	Republic of Uzbekistan International Bond, EMTN, 7.85%, 10/12/28(a)	813,860
650,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	625,356
		2,111,837
Venezuela — 1.4%
2,339,000	Venezuela Government International Bond, 6.00%, 12/9/20(a)	621,096
3,070,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(i)	808,175
1,165,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(i)	377,223
125,000	Venezuela Government International Bond, 11.95%, 8/5/31(a),(i)	40,080
375,000	Venezuela Government International Bond, 12.75%, 8/23/22(a),(i)	119,725
		1,966,299
Zambia — 0.5%
520,000	Zambia Government International Bond, 0.50%, 12/31/53(a)	367,293
374,742	Zambia Government International Bond, 5.75%, 6/30/33(a)	368,652
		735,945
Total Foreign Government Bonds		105,616,608
(Cost $96,970,091)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
Corporate Bonds — 18.5%
Brazil — 0.2%
$319,254	MV24 Capital BV, 6.75%, 6/1/34(a)	$316,619

Chile — 1.2%
200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(a)	200,617
800,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(a)	835,408
400,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	409,435
200,000	Empresa Nacional del Petroleo, 5.95%, 7/30/34(a)	208,616
		1,654,076
Colombia — 0.9%
765,000	Ecopetrol SA, 4.63%, 11/2/31	681,804
565,000	Ecopetrol SA, 8.88%, 1/13/33	603,491
		1,285,295
El Salvador — 0.1%
152,000	Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 1/24/33(a)	163,140

Jamaica — 0.4%
555,000	Montego Bay Airport Revenue Finance Ltd., 6.60%, 6/15/35(a)	552,612

Malaysia — 0.8%
1,070,000	Petronas Capital Ltd., 5.85%, 4/3/55(a)	1,122,369

Mexico — 5.9%
12,580,000(l)	America Movil SAB de CV, 9.50%, 1/27/31	708,765
730,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	721,403
325,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	333,479
366,488	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	384,644
990,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	868,406
1,386,000	Petroleos Mexicanos, 5.95%, 1/28/31	1,341,123
1,375,000	Petroleos Mexicanos, GMTN, 6.75%, 9/21/47	1,125,086
2,854,000	Petroleos Mexicanos, 7.69%, 1/23/50	2,556,731
		8,039,637
Oman — 1.4%
515,000	EDO Sukuk Ltd., 5.66%, 7/3/31(a)	538,467
500,000	EDO Sukuk Ltd., 5.88%, 9/21/33(a)	529,549
890,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	896,463
		1,964,479
Panama — 0.5%
676,794	AES Panama Generation Holdings Srl, 4.38%, 5/31/30(a)	636,499

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
Paraguay — 0.3%
$564,667	Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(a),(f)	$427,313

Peru — 0.6%
500,000(m)	Credicorp Capital Sociedad Titulizadora SA, 9.70%, 3/5/45(c)	158,664
1,190,000(m)	Credicorp Capital Sociedad Titulizadora SA, 10.10%, 12/15/43(a),(c)	382,374
315,000	Niagara Energy SAC, 5.75%, 10/3/34(a)	321,983
		863,021
Poland — 0.3%
440,000	ORLEN SA, 6.00%, 1/30/35(a)	462,804

Saudi Arabia — 2.2%
875,000	Greensaif Pipelines Bidco Sarl, EMTN, 5.85%, 2/23/36(a)	915,077
1,105,000	Greensaif Pipelines Bidco Sarl, 6.10%, 8/23/42(a)	1,153,356
440,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	468,097
400,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	437,081
		2,973,611
Turkey — 0.7%
610,000	TC Ziraat Bankasi AS, EMTN, 8.00%, 1/16/29(a)	647,602
250,000	Turkiye Varlik Fonu Yonetimi AS, 7.75%, 9/10/35(a)	262,059
		909,661
United Arab Emirates — 2.6%
930,000	Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/2/54(a)	899,106
917,000	Adnoc Murban Rsc Ltd., 5.13%, 9/11/54(a)	861,911
400,000	DP World Crescent Ltd., 5.50%, 9/13/33(a)	412,146
355,189	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	321,776
1,222,462	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	1,042,275
		3,537,214
Uzbekistan — 0.2%
250,000	Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/28(a)	258,680

Venezuela — 0.2%
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(i)	261,823

Total Corporate Bonds		25,428,853
(Cost $24,415,533)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
Municipal Bond — 0.2%
Turkey — 0.2%
$200,000	Istanbul Metropolitan Municipality, 10.75%, 4/12/27(a)	$212,481

Total Municipal Bond		212,481
(Cost $198,109)

Shares
Investment Company — 1.7%
2,300,236	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (n)	2,300,236
Total Investment Company		2,300,236
(Cost $2,300,236)
Total Investments		$133,558,178
(Cost $123,883,969)(o) — 97.3%
Other assets in excess of liabilities — 2.7%		3,771,367
NET ASSETS — 100.0%		$137,329,545

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Principal amount denoted in Colombian Peso.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Principal amount denoted in Euros.
(e)	Principal amount denoted in Dominican peso.
(f)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(g)	Principal amount denoted in Egyptian Pound.
(h)	Principal amount denoted in Kazakhstani tenge.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	Principal amount denoted in Paraguayan Guarani.
(k)	Principal amount denoted in South African Rand.
(l)	Principal amount denoted in Mexican peso.
(m)	Principal amount denoted in Peruvian sol.
(n)	Affiliated investment.
(o)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2025 (Unaudited)
Foreign currency exchange contracts as of December 31, 2025:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	633,047,259	USD	679,615	Citibank N.A.	1/22/26	$23,891
CLP	603,691,460	USD	660,386	Citibank N.A.	1/22/26	10,497
CNH	8,882,569	USD	1,254,074	Citibank N.A.	1/22/26	20,998
EUR	455,000	USD	525,314	Citibank N.A.	1/22/26	9,959
EUR	69,216	USD	81,103	Citibank N.A.	1/22/26	325
						$65,670

KRW	682,375,232	USD	482,193	Citibank N.A.	1/22/26	$(8,957)
KRW	203,826,368	USD	144,034	Citibank N.A.	1/22/26	(2,678)
USD	1,250,000	CNH	8,866,134	Citibank N.A.	1/22/26	(22,713)
USD	1,316,941	COP	5,204,680,355	Citibank N.A.	1/22/26	(44,256)
USD	8,921,099	EUR	7,613,783	Citibank N.A.	1/22/26	(35,947)
USD	1,306,981	EUR	1,130,422	Citibank N.A.	1/22/26	(22,875)
USD	489,709	KZT	272,792,512	Citibank N.A.	1/22/26	(44,653)
USD	591,819	MXN	10,996,578	Citibank N.A.	1/22/26	(17,553)
USD	1,825,747	PEN	6,294,445	Citibank N.A.	1/22/26	(45,406)
USD	975,857	ZAR	16,803,802	Citibank N.A.	1/22/26	(37,288)
						$(282,326)

Total						$(216,656)
Financial futures contracts as of December 31, 2025:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	7	March 2026	$(5,638)	USD	$805,109	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	29	March 2026	(4,324)	USD	6,054,883	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	7	March 2026	(16,413)	USD	826,000	Morgan Stanley & Co. LLC
Total			$(26,375)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2025 (Unaudited)
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	32	March 2026	$44,420	EUR	$4,797,448	Morgan Stanley & Co. LLC
Total			$44,420
Credit default swaps buy protection as of December 31, 2025:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank plc	12/20/30	USD	73	$28,790	$(24,584)	$4,206
5.00%	Argentine Republic Government International Bond	Quarterly	Barclays Bank plc	12/20/30	USD	330	94,266	(75,253)	19,013
5.00%	Markit ITRAXX XOVER Index Series 44	Quarterly	Morgan Stanley & Co. LLC	12/20/30	EUR	2,873	(347,426)	(31,448)	(378,874)
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	12/20/30	USD	3,230	(44,153)	(4,761)	(48,914)
1.00%	Saudi Government International Bond	Quarterly	Morgan Stanley & Co. International plc	12/20/30	USD	6,630	(92,892)	(7,511)	(100,403)
Total							$(361,415)	$(143,557)	$(504,972)
Credit default swaps sell protection as of December 31, 2025:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App.	Value
1.00%	Nigeria Government International Bond*	Quarterly	Barclays Bank plc	6/20/30	2.96	USD	378	$(74,901)	$45,204	$(29,697)
Total								$(74,901)	$45,204	$(29,697)

*	Credit Rating of the issuer or the underlying security is B, provided by Fitch Ratings.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2025 (Unaudited)
Abbreviations used are defined below:
CLP - Chilean Peso
CNH - Chinese Yuan Renminbi
COP - Colombian Peso
EMTN - Euro Medium Term Note
EUR - Euro
FOR - Foreign Ownership Receipt
GMTN - Global Medium Term Note
ICS - Implied Credit Spread
KRW - South Korean Won
KZT - Kazakhstani Tenge
MTN - Medium Term Note
MXN - Mexican Peso
PEN - Peruvian Nuevo Sol
USD - United States Dollar
ZAR - South African Rand